S000079196 [Member] Average Annual Total Returns	12 Months Ended	23 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.08%	23.20%
MSCI USA Growth Extended ESG Focus Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.21%	34.82%
iShares ESG Aware MSCI USA Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	32.89%	34.61%
Performance Inception Date		Jan. 31, 2023
iShares ESG Aware MSCI USA Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	32.80%	34.50%
iShares ESG Aware MSCI USA Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.52%	27.14%